Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000246525 | 527064109 | Leslie's, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246525 | 00857U107 | agilon health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | M9T951109 | ZIM Integrated Shipping Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 42806J700 | Hertz Global Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 12621E103 | CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 141788109 | Cargurus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 104674106 | Brady Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246525 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000246525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000246525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000246525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000246525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000246525 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.90%
C000246525 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000216396 | United States Treasury Bill, 4.650, 2024-11-26
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000216396 | United States Treasury Bill, 4.965, 2024-10-15
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000216396 | United States Treasury Bill, 4.750, 2024-11-14
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000216396 | United States Treasury Bill, 5.170, 2024-10-01
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000216396 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216396 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216396 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216396 | CP High Yield Trend PR Index Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000216396 | 31607A703Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216396 | 46435U853Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216396 | 912797LK1U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000216396 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.40%
C000216396 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	7.90%
C000216396 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	89.70%